Pay vs Performance Disclosure - USD ($)		12 Months Ended		19 Months Ended
		Sep. 28, 2025	Sep. 28, 2024	Jun. 14, 2024
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year (1)	Summary Compensation Table Total for PEO - GG (2)	Compensation Actually Paid to PEO - GG	Summary Compensation Table Total for PEO - LB (2)	Compensation Actually Paid to PEO - LB (3)	Average Summary Compensation Table for non-PEO Named Executive Officers (4)	Average Compensation Actually Paid to non-PEO Named Executive Officers (5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (6)	Net Income (Loss)
2025	—	—	—	—	157,740	157,740	$95.15	$1,458,083
2024	—	—	$381,516	$381,516	$117,263	$117,263	$102.44	$(1,094,481)

Named Executive Officers, Footnote [Text Block]

(2)	Represents, for fiscal 2025 and 2024, the total compensation to the principal executive officers (PEOs), Lisa Brady and Geoffrey Gannon. Ms. Brady served as the Company’s President and CEO from November 14, 2022 through June 14, 2024. Mr. Gannon has served as the Company’s President since June 14, 2024. He has elected to fill this role without direct compensation. Mr. Gannon is also the Portfolio Manager at Focused Compounding Fund, LP, which owns 40.2% of the Company’s issued and outstanding stock as of February 27, 2026.

Adjustment To PEO Compensation, Footnote [Text Block]
Fiscal Year	2025	2024
Average Total from Summary Compensation Table	$—	$381,516
(-) Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—	—
(+) Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	—
(+) / (-) Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	—
(+) / (-) Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—
Compensation Actually Paid	$—	$381,516

Non-PEO NEO Average Total Compensation Amount	[1],[2]	$ 157,740	$ 117,263
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[3]	$ 157,740	117,263
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Fiscal Year	2025	2024
Average Total from Summary Compensation Table	$157,740	$117,263
(-) Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—	—
(+) Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	—
(+) / (-) Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	—
(+) / (-) Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	—
Compensation Actually Paid	$157,740	$117,263

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative TSR

The following chart sets forth the relationship between compensation actually paid to the PEO and the NEO, compared to our cumulative TSR for each the years presented:

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and the Company’s Net Income (Loss) over FY 2024-2025

The following chart sets forth the relationship between compensation actually paid to the PEO and the NEO, compared to the Company’s Net Income (Loss) for each of the years presented:

Total Shareholder Return Amount	[1],[4]	$ 95.15	102.44
Net Income (Loss) Attributable to Parent	[1]	$ 1,458,083	$ (1,094,481)
PEO Name		Lisa Brady	Geoffrey Gannon	Ms. Brady
Geoffrey Gannon [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1],[5]
PEO Actually Paid Compensation Amount	[1]
Lisa Brady [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1],[5]		381,516
PEO Actually Paid Compensation Amount	[1],[6]		381,516
Lisa Brady [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Lisa Brady [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Lisa Brady [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Lisa Brady [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		157,740	117,263
Non-PEO NEO Average Compensation Actually Paid Amount		157,740	117,263
Non-PEO NEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	Data presented for our last two fiscal years in compliance with Item 402(v)(8).
[2]	Represents, for fiscal 2025 and 2024, the total compensation to the only non-PEO NEO, Rebeccas McGraw and Todd White, respectively. On September 3, 2024, Mr. White and the Company entered into a Separation Agreement pursuant to which Mr. White determined to resign as the Company’s Chief Financial Officer, effective December 31, 2024.
[3]	The following adjustments were made to the non-PEO NEO total compensation for each year to determine “compensation actually paid” in accordance with SEC regulations:
[4]	Total Shareholder Return (“TSR”) illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in our common stock on September 30, 2022.
[5]	Ms. Brady
[6]	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to Lisa Brady as computed in accordance with Item 402(v) of Regulation S-K. The following adjustments were made to the PEO total compensation for each year to determine “compensation actually paid” in accordance with SEC regulations: